       front cover
Semi - Annual Report
September 30, 1995







PIMCO


INTERNATIONAL  FUND







       inside front cover






CONTENTS
Chairman's Message                      1
Statement of Assets and Liabilities     2
Statement of Operations                 3
Statement of Change in Net Assets       4
Financial Highlights                    5
Schedule of Investments                 6
Notes to the Financial Statements      10

CHAIRMAN'S MESSAGE

Dear Client:

We are pleased to present this semi-annual report for the six-month period ended September 30, 1995. The International Fund is offered exclusively to our separate account clients in order to provide an efficient vehicle for opportunistic investment in foreign fixed income markets.

PIMCO began reallocating client assets to the International Fund in early May, pushing total assets to exceed $2.2 billion by the end of September from an April low of less than $50 million. This dramatic shift reflects PIMCO's bullish outlook for foreign bonds, particularly intermediate and long-term German, Finnish and Danish issues. Our outlook takes into account low inflation rates, slowing economic growth, and our belief that European central banks will lower interest rates in an effort to bolster flagging economies. While our shift into foreign assets was not immediately beneficial, strong third quarter returns in the International Fund provided a significant boost to overall performance in client accounts.

Below is a summary of the International Fund's total return performance compared to relevant market indices. Performance is net of fees and reflects the reinvestment of dividends.

Cumulative Returns from Inception through September 30, 1995


[Table appears here]

Annualized Returns Ended 9/30/95

                                        Since
                 1 Yr.  3 Yrs.  5 Yrs.  Inception
International
Fund (%)        13.35    6.36    8.26    7.50

Salomon World
Bond Index (%)  16.34    8.49    9.52    7.82

Lehman Gov't/
Corp. Index (%) 14.35    6.90    9.89    9.11

             [Graph appears here]

           International    Salomon        LBGC
Month      Unit             Foreign
           Value            Hedged

12/31/89   1,000,000        1,000,000       1,000,000
12/31/90   1,070,758        1,033,413       1,082,841
12/31/91   1,223,513        1,148,200       1,257,457
12/31/92   1,309,150        1,238,152       1,352,790
12/31/93   1,496,037        1,400,508       1,502,023
12/31/94   1,353,748        1,348,529       1,449,322
09/30/95   1,515,817        1,541,829       1,651,278

The line graph depicts the value of $1,000,000 invested at the Fund's inception in December 1989 and held through September 1995, compared to the Salomon Brothers Non - $ U.S. World Government Bond - 10 Currency Hedged Index and the Lehman Brothers Government/Corporate Index, each an unmanaged market index.

Thank you for granting us authority to invest in the International Fund on your behalf. We remain confident that an allocation to international fixed income markets is the best course for the long-term investor.

Sincerely,

/s/  Brent R. Harris

BRENT R. HARRIS
Chairman of the Board
November 20, 1995

Statement of Assets and Liabilities

September 30, 1995 (unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                     $ 3,223,636
Cash and foreign currency                                       1,159
Receivable for investments and foreign currency sold          870,528
Interest and dividends receivable                              98,268
Other assets                                                        4
                                                            4,193,595

Liabilities:

Payable for investments purchased                           1,983,086
Written options outstanding                                        74
Payable for Fund shares redeemed                               13,000
Accrued investment adviser's fee                                  463
Accrued administrator's fee                                       208
Variation margin payable                                          660
Other accrued expenses and liablities                             215
                                                            1,997,706

Net Assets                                                $ 2,195,889

Net Assets Consist of:

Paid in capital                                           $ 2,205,973
Undistributed net investment income                            46,950
Accumulated undistributed net realized loss                   (30,730)
Net unrealized depreciation                                   (26,304)
                                                          $ 2,195,889

Shares Issued  and Outstanding                                276,281

Net Asset Value, Offering and Redemption Price            $      7.95
Per Share (Net Assets Per Share Outstanding)

Cost of Investments Owned                                   3,194,377

Cost of Foreign Currency Held                                   1,184

See Notes to Financial Statements

Statement of Operations

For the six months ended September 30, 1995 (unaudited)

$ in thousands

Investment Income:

Interest                                                    $ 50,154

Expenses:

Investment advisory fees                                       1,889
Administration fees                                              752
Custodian and transfer agent fees                                434
Audit fees                                                        43
Legal fees                                                        26
Trustees' fees                                                     3
Miscellaneous                                                     18
     Total expenses                                            3,165
Fees paid indirectly                                              (5)
     Net expenses                                              3,160

Net Investment Income                                         46,994

Net Realized and Unrealized Gain (Loss)

Net realized gain on investments                               6,666

Net realized gain on futures contracts and written options     1,195

Net realized gain on foreign currency transactions            46,358

Net change in unrealized appreciation on investments          29,222

Net change in unrealized depreciation on futures contracts
and written options                                           (1,027)

Net change in unrealized depreciation on translation of
assets and Liabilities denominated in foreign currencies     (55,136)

Net Gain                                                       27,278

Net Increase in Assets Resulting from Operations             $ 74,272

See Notes to Financial Statements

Statement of Changes in Net Assets

$ in thousands
                                          Six months ended        Year Ended
                                          September 30, 1995      March 31,1995
                                             (unaudited)

Increase (Decrease) in Net Assets from:

Operations

Net investment income                          $   46,994         $   25,941
Net realized gain (loss)                           54,219           (108,960)
Net change in unrealized appreciation             (26,941)             9,680
(depreciation)
Net increase (decrease) resulting from             74,272            (73,339)
operations

Distributions to Shareholders

From net investment income                              0            (35,032)
From net realized capital gains                         0                  0
Total distributions                                     0            (35,032)

Fund Share Transactions

Receipts for shares sold                        2,244,751             50,047
Issued as reinvestment of distributions                 0             33,847
Cost of shares redeemed                          (169,084)        (2,226,551)
Net increase (decrease) resulting from          2,075,667         (2,142,657)
Fund share transactions

Total Increase (Decrease) in Net Assets       $ 2,149,939        $(2,251,028)

Net Assets

Beginning of period                           $    45,950        $ 2,296,978
End of period *                                 2,195,889             45,950

* Including undistributed net
      Investment income of:                   $    46,950         $      (44)


See Notes to Financial Statements

Financial Highlights

Selected Per Share Data   9/30/95
for the Year or        (unaudited)  3/31/95  3/31/94  3/31/93  3/31/92  3/31/91
Period Ended:

Net asset value beginning
of period                 $ 7.44    $ 9.93   $ 10.53   $ 10.02  $ 9.94   $ 9.78

Net investment income       0.18      2.18      0.47      0.62    0.79     0.79

Net realized and            0.33     (2.41)     0.24      0.42    0.27     0.30
unrealized gain

Total income (loss) from    0.51     (0.23)     0.71      1.04    1.06     1.09
investment operations

Dividends from net          0.00     (2.26)    (0.96)    (0.48)  (0.78)   (0.83)
investment income

Distributions from net      0.00      0.00     (0.35)    (0.05)  (0.20)a  (0.10)
realized capital gains

Total distributions         0.00     (2.26)    (1.31)    (0.53)  (0.98)   (0.93)

Net asset value end of
period                    $ 7.95    $ 7.44    $ 9.93   $ 10.53 $ 10.02   $ 9.94

Total return (%)            6.85     (1.27)     6.54     10.61   10.97    11.55

Net assets end of     $2,195,889  $45,950  $2,296,978  $2,589,677  $1,314,661  $609,660
period (000's)


Ratio of expenses to        0.46 b     0.43      0.43      0.46    0.51     0.55
average net assets (%)

Ratio of net investment
income to                   6.92 b     5.90      5.51      6.67    8.24     8.23
 average net assets (%)

Portfolio turnover rate (%)  627        674       370       301     201     202

(a) Gain distribution includes $0.14 per share characterized for tax purposes as distributions from ordinary income.
(b)  Annualized.


See Notes to Financial Statements

Schedule of Investments

September 30, 1995
(unaudited)

                           Principal   Value
                           Amount      (000's)
                           (000's)

ARGENTINA (c)(e) - 0.2%

Republic of Argentina
 19.100% due 05/01/01  AP      6,700      $ 3,910
Total Argentina                             3,910
(Cost $3,886)

CANADA (c)(e) -  3.1%

Government of Canada
 9.000%  due  12/01/04  C$     2,500        2,014
 8.750%  due  12/01/05        82,900       66,048

Total Canada                               68,062
(Cost $64,431)

DENMARK (c)(e) -  3.9%

Government of Denmark
 7.000%  due  11/10/24 DK    570,000       84,940
Total Denmark                              84,940
(Cost $83,557)

FINLAND (c)(e) -  13.9%

Government of Finland
 10.000%  due  09/15/01  FM  253,000       65,229
 9.500%  due  03/15/04       931,000      239,150
Total Finland                             304,379
(Cost $296,270)

FRANCE (c)(e) -  0.9%

Government of France
 7.750%  due  10/25/05  FF   100,370       20,700
Total France                               20,700
(Cost $20,668)
                            Principal      Value
                            Amount         (000's)
                            (000's)
GERMANY (c)(e) -  40.1%

German Unity Fund
 8.000%  due  01/21/02  DM    4,000        $3,039
Government of Germany
 8.375%  due  05/21/01       60,000        46,417
 8.000%  due  07/22/02       99,000        75,341
 7.500%  due  11/11/04       78,000        57,493
 7.375%  due  01/03/05      350,000       256,022
 6.000%  due  06/20/16      160,000        96,067
 6.250%  due  01/04/24      575,500       346,750
Total Germany                             881,129
(Cost $875,401)

IRELAND (c)(e) -  6.0%

Irish Gilt
 9.750%  due  06/01/98  IP   36,000        55,709
 6.250%  due  04/01/99       45,000        77,131
Total Ireland                             132,840
(Cost $130,071)

PANAMA  -  0.1%

Bladex
 6.875%  due  05/23/96        2,000         1,999
Total Panama                                1,999
(Cost $1,999)

NETHERLANDS (c)(e) - 7.0%

Government of Netherlands
 9.000%  due  05/15/00  NG    2,400         1,697
 7.000%  due  06/15/05       50,000        32,004
 8.250%  due  02/15/07      171,800       119,094
Total Netherlands                         152,795
(Cost $144,946)

                            Principal     Value
                            Amount        (000's)
                            (000's)

SPAIN (c)(e) -  12.2%

 7.300%  due  07/30/97     500,000      $ 103,892
 10.000%  due  02/28/05    450,000        164,797
Total Spain                               268,689
(Cost $269,175)

UNITED KINGDOM (c)(e) - 2.7%

United Kingdom Gilt
 6.000%  due  08/10/99  BP  40,000        60,117
Total United Kingdom                      60,117
(Cost $60,245)

UNITED STATES -  31.0%

Corporate Bonds and Notes -  3.9%

Ford Motor Credit Corp.
 5.570%  due  03/23/99 (g)   12,500      12,362
General Motors
Acceptance Corp.
 4.625%  due  02/09/96        7,700       7,666
 5.500%  due  03/21/96        8,000       7,986
 8.800%  due  04/04/96        5,100       5,169
 8.125%  due  01/27/97       48,700      49,877
Long Island Lighting
Co.
 8.750%  due  05/01/96        2,000       2,025
Occidental Petroleum
 11.750%  due  03/15/11         250         268
                                         85,353

Mortgage-Backed Securities -  27.1%

Federal Home Loan Mortgage Corp.
 6.429%  due  01/01/20-
          06/01/30 (f)(g)    43,279      43,327
 7.345%  due  08/01/24(g)     8,509       8,732
 7.573%  due  01/01/24(g)     6,581       6,805
 7.574%  due  02/01/24(g)     6,879       7,038
 7.955%  due  08/01/22(g)     4,574       4,756
 8.275%  due  06/01/22(g)     8,005       8,191

                             Principal     Value
                             Amount        (000's)
                             (000's)

Federal National Mortgage Assn.
 5.706%  due  04/01/24(g)    $5,143      $5,211
 6.395%  due  08/25/25(g)    98,890      99,014
 6.429%  due  12/01/27(g)    10,733      10,819
 7.166%  due  04/01/25(g)    10,373      10,613
 7.575%  due  01/01/23(g)    6,299        6,533
 7.599%  due  09/01/24(g)    7,110        7,295
 7.624%  due  11/01/22(g)    5,036        5,220
 7.627%  due  01/01/23(g)    6,516        6,756
 7.831%  due  02/01/23(g)   12,737       13,244
 7.867%  due  05/01/22(g)   15,135       15,749
 7.909%  due  08/01/23(g)    6,221        6,488
 8.297%  due  07/01/21(g)    4,229        4,419
Government National Mortgage Assn.
 6.500%  due  07/20/23-
       10/20/24 (f)(g)     107,584      109,000
 7.000%  due  09/20/23-
       05/20/25 (f)(g)      97,712       99,569
 7.375%  due  05/20/23-
       06/20/24 (f)(g)      28,973       29,658
Kearny St. Real Estate Co.
 6.600%  due  10/15/02       2,000        1,999
Prudential Home Mortgage
 6.100%  due  10/25/24       9,826        9,770
 6.750%  due  08/25/08      10,000        9,984
Resolution Trust Corp.
 6.979%  due  06/25/21(g)    3,993        3,969
Ryland Acceptance Corp.
 7.873%  due  09/25/23(g)   60,436       61,342
                                        595,501
Total United States                     680,854
(Cost $679,916)

PURCHASED OTC OPTIONS(c)(e) -  1.0%

Call - Government of Germany
 6.25% 01/04/24
 Strike @ 74.00 Exp.       251,000       21,865
 10/10/95            DM
Put - Japanese Yen v. U.S. Dollar
 Strike @ 100.00 Exp.
 10/03/95            JY    100,000           64

Total Purchased OTC Options              21,929
(Cost $22,501)

September 30, 1995 (unaudited)

                            Principal   Value
                            Amount      (000's)
                            (000's)

SHORT-TERM INSTRUMENTS -  24.7%

Discount Notes -  24.2%

AT&T Corp.
 5.690%  due  10/20/95       2,600       2,593
 5.650%  due  11/03/95       4,000       3,980
 5.640%  due  11/22/95      43,700      43,351
Associates Corp. of North America
 5.720%  due  10/23/95      49,400      49,235
 5.690%  due  11/16/95       5,000       4,964
 5.680%  due  11/27/95       2,650       2,627
Caisse National Telecom
 5.710%  due  10/16/95      15,950      15,915
Emerson Electric
 5.680%  due  10/24/95         900         897
Federal National Mortgage Assn.
 5.600%  due  10/10/95      16,500      16,479
 5.590%  due  10/20/95       2,200       2,194
 5.580%  due  10/23/95      12,300      12,260
 5.600%  due  11/02/95      11,200      11,146
General Electric Capital Corp.
 5.740%  due  10/13/95      22,100      22,061
Hewlett Packard
 5.630%  due  11/21/95     102,300     101,500
Motorola
 5.700%  due  10/26/95      30,000      29,886
National Rural
Utilities Cooperative
 5.840%  due  10/03/95       4,000       3,999
New South Wales Treasury
 5.660%  due  11/10/95         700         696
 5.700%  due  11/20/95      27,800      27,584
Province of Ontario
 5.840%  due  12/07/95       2,100       2,076
Canadian Wheat Board
 5.650%  due  11/09/95      43,500      43,241
Proctor & Gamble Co.
 5.630%  due  11/17/95       3,750       3,723

                            Principal   Value
                            Amount      (000's)
                            (000's)
Queensland Treasury Corp.
 5.630%  due  11/08/95     $ 4,000     $ 3,977
 5.630%  due  12/12/95      12,500      12,347
Sprint Capital Corp.
 6.030%  due  11/20/95      25,000      24,795
Teco Finance, Inc.
 5.660%  due  10/12/95       5,600       5,591
USX Corp.
 6.191%  due  10/31/95      25,500      25,373
U.S. West Communications
 5.690%  due  10/20/95       1,600       1,595
 5.710%  due  10/24/95      16,900      16,841
Warner-Lambert Co.
 5.830%  due  10/13/95      11,200      11,180
 5.620%  due  10/17/95      21,000      20,951
Government of Western Australia
 5.700%  due  11/15/95       5,000       4,965
Abbott Laboratories
 5.690%  due  10/11/95         400         399
Eli Lilly & Co.
 6.270%  due  11/28/95         700         693
                                       529,114

Repurchase Agreement - 0.1%

State Street Bank
 5.250%  due  10/02/95       2,405       2,403
 (Dated 9/29/95.
 Collateralized by
 U.S. Treasury Note
 6.625% 03/31/97
 valued at $2,454,078.
 Repurchase proceeds
 are $2,406,052.)

U.S. Treasury Bill - 0.4%

 5.136%  due  10/26/95-      9,835       9,776
   2/08/96 (b)(f)
Total Short-Term Instruments           541,293
(Cost $541,311)

September 30, 1995 (unaudited)


TOTAL INVESTMENTS (a) -  146.8%    3,223,636
(Cost $3,194,377)

WRITTEN OPTIONS (d) -  0.0%  (74)
(Premiums $40)

OTHER ASSETS AND LIABILITIES (Net) -  6.8%   (1,027,673)

NET ASSETS -  100.0%   $2,195,889

Notes to Schedule of Investments ($ in thousands):
(a)At September 30, 1995, the net realized appreciation
   (depreciation) of investments based on cost for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all
   investments in which there was an  excess value over tax cost.
                         $ 37,026
   Aggregate gross unrealized depreciation for all
   investments in which there was an excess of tax cost over value.
                          (7,767)
   Unrealized appreciation-net
                         $ 29,259

(b) Securities with an aggregate market value of $9,776 have been segregated with the custodian to cove margin requirements for the following open future contracts at September 30, 1995:

Type                           Contracts          Unrealized
                                                  Appreciation/
                                                  (Depreciation)

German Gov't 10 Year Bond(12/95)    193             $   100
U.S. Treasury 10 Year Note(12/95)   763                (358)
                                                    $  (258)

(c) Forward currency contracts outstanding at September 30, 1995:

                                                    Unrealized
                                                    Appreciation/
Type                  Amount           Month       (Depreciation)

Sell       BP         43,101           10/95          $   (798)
Buy        C$        119,358           10/95             1,387
Sell                  87,966           10/95              (138)
Buy        DK        126,960           10/95               249
Sell                 215,737           10/95              (979)
Buy        DM         92,170           10/95               114
Buy                   29,052           11/95               (92)
Sell               1,099,705           10/95           (16,299)
Buy        FF        228,635           09/96             1,331
Sell                 229,320           10/95                42
Buy        FM        321,153           10/95              (147)
Buy                  158,400           09/96               583
Sell                 511,864           10/95            (2,751)
Sell                 315,990           11/95                 0
Buy        IL    181,630,337           09/96               443
Buy        IP         31,646           09/96               950
Sell                  72,617           10/95            (2,304)
Buy        JY        365,901           10/95               (80)
Sell               9,701,970           10/95            (1,147)
Sell       NG        341,271           10/95            (4,413)
Buy        SK        488,907           09/96             1,422
Buy        SP     13,092,361           10/95             3,179
Sell              12,813,475           10/95            (2,959)
                                                     $ (22,407)

(d)  Premiums received on OTC Written Options:

                                                Premium       Market
                                    Par         Received      Value

Call - Japanese Yen v. U.S. Dollar
Strike @ 92.00 Exp. 10/03/95        100,000        $32          $41

Put - Japanese Yen  v. U.S. Dollar
Strike @ 108.00 Exp. 10/03/95       100,000          8           33

                                                   $40          $74

(e)  Principal amount in indicated currency

     AP   Argentine Peso
     BP   British Pound
     C$   Canadian Dollar
     DK   Danish Kroner
     DM   German Mark
     FM   Finnish Markka
     FF   French Franc
     IP   Irish Punt
     JY   Japanese Yen
     NG   Netherlands Guilder
     SP   Spanish Peseta

(f) Securities are grouped by coupon rate and represent a range of maturities.


(g) Variable rate security. The rate listed is as of September 30, 1995

1. Significant Accounting Policies

The International Fund (the "Fund"), which commenced operations on December 13, 1989, is a series of the PIMCO Funds (the "Trust"). The Trust was organized under the laws of the Commonwealth of Massachusetts on February 19, 1987, and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The following is a summary of significant accounting policies followed in the preparation of the Fund's financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees.

Security Transactions and Investment Income. Security transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gain or loss from securities sold are recorded on the identified cost basis.

Dividends and Distributions to Shareholders. The Fund declares and distributes dividends representing substantially all net investment income on a quarterly basis. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once each year. The Fund records distributions to shareholders on the ex-dividend date.

Distributions of foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investment relative to the U.S. dollar, are reported to shareholders as ordinary income distributions in accordance with the provisions of the Internal Revenue Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Income Taxes. It is the Fund's policy to distribute all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal income tax on net investment income and realized or unrealized capital gains.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options,and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

Forward Foreign Currency Contracts. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's accounts, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser received a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund as follows: 0.30% of the first $150 million, and 0.25% thereafter. Effective October 1, 1995, the Advisory fee will be 0.25%.

Administration Fee. PIMCO also serves as Administrator, ("Administrator"), and provides administrative services to the Fund for which it received a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets. Effective October 1, 1995, the Fund adopted a "unified fee structure" whereby PIMCO provides services necessary for the operation of the Fund for a single administrative fee. The new administrative fee is 0.25%.

Expense Offset Arrangement. Fees paid indirectly represent reductions in custody and transfer agent expenses from interest income earned on incidental uninvested cash balances. Such fees have been added to custody and transfer agent fees to reflect total Fund expenses.

Expense Limitation. Prior to adoption of the unified fee structure, the Adviser and the Administrator, in the interest of limiting expenses of the Fund, agreed to limit the expenses of the Fund, including the advisory and administrative fees, to not more than 0.65% of its average net assets on an annual basis.

Expenses. The Fund is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles. Each unaffiliated Trustee receives an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Fund's shares. Under the contract, all expenses relating to the distribution of Fund shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser or the Administrator.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the Fund for the period ended
September 30, 1995 were as follows ($ in thousands):

                   Purchases                            Sales
       U.S. Government     Other           U.S. Government     Other

       $722,335           $10,348,885      $203,710            $8,215,868


4. Transactions in Written Call and Put Options were as follows ($ in thousands):

                         Premiums
   Balance at March      $ 46
   31, 1995
   Sales                    -
   Closing buys             -
   Expirations             (6)
   Exercised                -
   Balance at
   September 30, 1995    $ 40

5.   Shares of Beneficial Interest

The  Fund  may  issue  an  unlimited  number  of  shares   of
beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (in thousands):

                          Six months
                             ended      Year ended
                           September     March 31,
                           30, 1995        1995
                          (unaudited)

Shares sold                291,802          5,258
Shares redeemed            (21,700)      (234,125)
Shares issued as
reinvestment of dividends        0          3,820
Net decrease               270,102       (225,047)




       inside back cover
Trustees and Officers

     Brent R. Harris Chairman and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     R. Wesley Burns President
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 360
     Newport Beach, California  92660

Transfer Agent and Custodian

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri  64105

Counsel

     Dechert Price & Rhoads
     1500 K Street N.W.
     Washington, D.C.  20005

Independent Accountants

     Price Waterhouse LLP
     1055 Broadway
     Kansas City, MO  64105




       back cover







                          P I M C O
             840 Newport Center Drive, Suite 360
                  Newport Beach, CA  92660
                       (800) 927-4648










This report is submitted for the general information of the shareholders of the PIMCO International Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.